Organization and nature of operations	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and nature of operations

1. Organization and nature of operations

The Company was incorporated in the British Virgin Islands (BVI) on May 18, 2021. On August 17, 2021, the Company completed a redomicile merger with its predecessor company, Moxian, Inc, wherein it acquired all the assets, liabilities, rights, obligations and operations of the latter and its subsidiaries, through an exchange of an identical number of shares.

On December 28, 2021 in a Special Meeting of shareholders, the Company approved the issue of up to 20 million new ordinary shares of the Company, at a price of $2.50 per share to certain non-US based accredited investors. On February 11, 2022 the Company completed this private placement and issued 16 million new shares, raising $40 million, which it has used in bitcoin mining in order to diversify its business operations. Of the issue proceeds, $29.8 million was used to purchase relevant equipment and the balance will be used as working capital.

On March 5, 2022 a number of machines were installed and operational at a site near Buffalo in New York State, USA and progressively, other sites will be identified and the purchased equipment put into operation.

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name of entity	Background	Ownership

Moxian CN Group Limited	Investment holding company	100% owned by Moxian (BVI) Inc
Moxian Group Limited	Investment holding company	100% owned by Moxian CN Group Limited
Moxian (Hong Kong) Limited	Investment holding company	100% owned by Moxian Group Limited
Moxian Technology Services (Shenzhen) Co. Ltd*	Technology Services	100% owned by Moxian (Hong Kong) Limited
Moxian Technology Services (Beijing) Co. Ltd.	Digital Advertising	100% owned by Moxian Technology Services (Shenzhen) Limited
Moxian Malaysia Sdn.Bhd*.	Technology Services	100% owned by Moxian (Hong Kong) Ltd.
Moxian Technology Services (Shanghai) Co. Ltd*.	Technology Services	100% owned by Moxian Technology Services (Shenzhen) Co. Ltd
ABit Hong Kong Limited	Investment Holding	100% owned by Moxian (BVI) Inc
ABit USA Limited	Bitcoin Mining	100% owned by ABit Hong Kong Limited
Beijing BitMarix Co. Ltd.	Inhouse Treasury and Administration	100% owned by ABit Hong Kong Limited

*	Ceased operation by September 30,2018; dormant as of June 30, 2022